Schedule of Fair Values Assigned to the Net Assets Acquired and the Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Feb. 29, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash and cash equivalents	$ 1,903
Deferred policy acquisition costs	1,764
Reinsurance balances receivable	19,011
Equity and other holdings	28,769
Notes receivable	300
Funds deposited with reinsured companies	8,055
Right of Use Asset	36
Property and equipment, net	27
Other current assets	884
Total identifiable assets acquired	60,749
Accounts payable and accrued expenses	1,133
Loss and loss adjustment expense reserves	9,036
Unearned premium reserves	10,744
Operating lease obligation	36
Total liabilities assumed	20,949
Series A Preferred Shares	22,365
Net assets acquired	$ 17,435	$ 17,400